Commitments and Contingencies (Details Narrative) - KRW (₩) ₩ in Thousands	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating leases, rent expense	₩ 47,921
Due from related parties			₩ 164,000
Shinwoo E&D Co., Ltd [Member]
Due from related parties	₩ 84,095		₩ 84,095